Condensed Consolidated Statements of Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from continuing operating activities:
Net loss	$ (635,000)	$ (949,000)	$ (5,222,045)	$ (2,431,175)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Restructuring expenses				26,880
Change in deferred tax allowance			(552,489)
Stock based compensation	323,000	685,000	2,387,397	750,745
Excess fair value of common stock issued for debt conversion			1,264,237
Topic 606 Cumulative Adjustment		1,213,000
Depreciation and amortization	543,000	487,000	1,841,363	1,762,937
Write-off of other assets			(36,088)	117,526
Other			(10,412)
Amortization of debt discount			59,258
Changes in operating assets and liabilities:
(Increase) / decrease in accounts receivable	(1,941,000)	(3,031,000)	(5,853,450)	4,201,943
(Increase) / decrease in prepaid	(319,000)	(1,935,000)	322,138	(203,914)
(Increase) in inventory	173,000	(1,702,000)	(428,730)	(25,653)
Increase / (decrease) in accounts payable and accrued liabilities	6,214,000	4,987,000	8,114,282	2,673,744
Increase in accrued interest and accrued liabilities, related party		26,000	32,030	707,125
(Decrease) in deferred revenue, net		(1,213,000)		(231,231)
Increase in accrued payroll and sales taxes payable	144,000	1,259,000	642,112	(325,581)
(Increase) / decrease in other assets	(102,000)	98,000	48,515	654,830
Increase in other liabilities	133,000	35,000	87,439	(187,872)
Net cash (used in) provided by operating activities	4,533,000	(40,000)	2,695,557	7,490,304
Cash flows from investing activities:
(Increase) / decrease in restricted cash		303,000	152,672	(19,390)
(Increase) / decrease in other assets	(213,000)		8,749
Purchase of property and equipment		(54,000)	(28,848)	(17,191)
Cash paid for acquisition net of cash acquired			(23,236)
Cash from sale of assets			42,000
Net cash provided by investing activities	(213,000)	249,000	151,337	(36,581)
Cash flows from financing activities:
Proceeds from ESPP stock issuance	1,000		11,212	27,206
Proceeds from / (payments on) line of credit	(3,737,000)	1,165,000	866,158	(1,391,875)
Payment on notes/loans payable	(618,000)	(1,154,000)	(3,819,111)	(6,353,900)
Proceeds from the issuance of notes/loans payable			486,420
Due to Owner			(99,778)
Net cash provided by (used) in financing activities	(4,354,000)	11,000	(2,555,099)	(7,718,569)
Net increase (decrease) in cash	(34,000)	220,000	291,795	(264,846)
Foreign currency translation adjustment			61,463
Cash, beginning of period	378,000	24,634	24,634	289,480
Cash, end of period	344,000	245,000	378,000	24,634
Net increase (decrease) in restricted cash		(303,000)	(152,672)	19,390
Restricted cash, beginning of year	531,938	684,610	684,610	665,220
Restricted cash, end of year			531,938	684,610
Cash paid for interest			1,440,100	692,358
Cash paid for taxes				(19,848)
Supplementary for non-cash flow information:
Stock issued for services		209,000	2,212,983	750,745
Stock options issued	323,000	473,000
Shares to be repurchased		$ (230,000)		(230,490)
Stock issued for debt settlement			2,711,215
Accounts payable converted to notes payable			(6,763,549)
Notes payable - related party and accrued interest converted to common stock			2,666,213
Equity Issued for advance, related party				100,000
Conversion of debt and accrued interest to equity, related parties				$ 15,418,864